Warrants (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Feb. 11, 2020
Warrants (Details) [Line Items]
Public warrants outstanding	22,977,568
Warrants expire term	7 years	5 years
Warrant agreement, description	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities.	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which we issue the additional shares of common stock or equity-linked securities.
Private placement warrants outstanding	594,551
Representative Shares [Member] | February 11, 2020 [Member]
Warrants (Details) [Line Items]
Representative shares issued			200,000
Estimated the fair value of representative shares	$ 820	$ 820
Warrant [Member]
Warrants (Details) [Line Items]
Warrants expire term	5 years
Public Warrants [Member]
Warrants (Details) [Line Items]
Redeem public warrants descripcation	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption to each warrant holder; ●if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption to each warrant holder; ●if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.